Pay vs Performance Disclosure - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Nov. 30, 2024	Nov. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (2,866)	$ (62,741)	$ 1,768,961	$ 3,673,548